Offerings	Jun. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance under the Amended and Restated Forbright, Inc. 2014 Stock Incentive Plan
Amount Registered | shares	9,908,092
Proposed Maximum Offering Price per Unit	14.84
Maximum Aggregate Offering Price	$ 147,036,085.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,305.68
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of additional shares of Class A common stock, par value $0.001 per share ("Class A common stock") of Forbright, Inc. (the "Registrant") that may be offered and issued to prevent dilution resulting from stock splits, stock distributions, recapitalizations or other similar transactions. 1b. Represents shares of Class A common stock reserved for issuance pursuant to stock options outstanding under Forbright, Inc.'s 2014 Stock Incentive Plan as of the date of this Registration Statement. 1c. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per unit and maximum aggregate offering price are based upon $14.84, which is the weighted-average exercise price for shares of Class A common stock issuable upon the exercise of options outstanding under the Forbright, Inc.'s 2014 Stock Incentive Plan as of the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance under the Forbright, Inc. 2026 Omnibus Incentive Plan
Amount Registered | shares	5,268,702
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 105,374,040.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,552.15
Offering Note	See note 1a. 2a. Represents shares of Class A common stock reserved for issuance pursuant to Forbright, Inc. 2026 Omnibus Incentive Plan as of the date of this Registration Statement. 2b. Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(h) under the Securities Act. The fee is based on a price of $20.00 per share of Class A common stock, which is the high-point of the estimated price range per share of Class A common stock for the registrant's initial public offering of Class A common stock pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-295966).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance under the Forbright, Inc. Employee Stock Purchase Plan
Amount Registered | shares	987,881
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 19,757,620.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,728.53
Offering Note	See note 1a. See note 2b. 3a. Represents shares of Class A common stock reserved for issuance pursuant to the Forbright, Inc. Employee Stock Purchase Plan as of the date of this Registration Statement.